091-02375

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 copies

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RECEIVED
2007 DEC 26 PM 3:50
SEC / MR

07082705

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINTON, D.C. 20549
AMENDED FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**International Securities Exchange, LLC**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Ishares Trust**

3. Class of New Derivative Securities Product:
**Investment Company Unit**

4. Name of Underlying Instrument:
**KLD 400 Social Index Fund, iShares FTSE EPRA/NAREIT North America Index , Morningstar Mid Value Index , KLD Select Social Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
**The 4 indexes referred to in Item 4 above are all Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**DSI, IFNA, JKI, KLD**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**DSI: US - AMEX, ARCA, NYSE, NASDAQ; IFNA: US - AMEX, ARCA, NYSE, NASDAQ; JKI: US - AMEX, ARCA, NYSE, NASDAQ; KLD: US - AMEX, ARCA, NYSE, NASDAQ**

PROCESSED
JAN 07 2008
THOMSON
FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:
**T+3, Physical Settlement**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | **Michael J. Simon** |
| Title: | **General Counsel and Secretary** |
| Telephone Number: | **212-897-0230** |
| Manual Signature of Official Responsible for Form: | |
| Date: | **21-Dec-07** |

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 2 6 2007 |

RECEIVED
2007 DEC 26 PM 3:52
SEC / MR

ISE
INTERNATIONAL SECURITIES EXCHANGE.

60 Broad Street, New York, NY 10004
TEL: 212 943-2400
FAX: 212 425-4926
www.ise.com

December 21, 2007

**By Facsimile and Overnight Courier**

Gail S. Jackson
Paralegal Specialist
US Securities and Exchange Commission
Division of Market Regulation
100 F Street, NE – Room 6628
Washington, DC 20549

Re: Form 19b-4(e)

Dear Ms. Jackson:

The International Securities Exchange, LLC hereby files Form 19b-4(e), with respect to the Investment Company Units set forth in the attached forms. These securities are listed for trading pursuant to ISE Rule 2123.

Sincerely,

Michael J. Simon
General Counsel and Secretary

Attachment

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 2 6 2007 |

END